TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
Schedule of Trade Receivables, Net
	December 31,
	2017	2016
	In thousands
Open accounts:
In NIS	$8,263	$9,326
In USD	22,284	10,816
	30,547	20,142
Checks receivable	115	45

	30,662	20,187

Less allowance for doubtful accounts (1)	-	(399)

Trade receivables, net	$30,662	$19,788

Schedule of Allowance for Doubtful Accounts
Allowance for doubtful accounts:
December 31, 2016	$(399)
Bad debt recognition	399
December 31, 2017	$-

Schedule of Analysis of Past Due but Not Impaired Trade Receivables
An analysis of past due but not impaired trade receivables with reference to reporting date:

		Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	30-60 Days	60-90 Days	90-120 Days	Over 120 days	Total
	In thousands

December 31, 2017	$29,692	680	$21	$152	$2	$-	$30,547

December 31, 2016	$17,769	1,891	$24	$43	$6	$10	$19,743